1933 Act
                                                                   Rule 497(j)




                                       May 7, 1997



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     PHL VARIABLE INSURANCE COMPANY
        PHL VARIABLE ACCUMULATION ACCOUNT
        REGISTRATION NO. 33-87376

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-4 pursuant to Rule 485(b) on April 30, 1997.

                                    Very truly yours,
                                    PHOENIX HOME LIFE MUTURAL INSURANCE COMPANY





                                    /s/ Richard J. Wirth
                                    Richard J. Wirth, Counsel